OppenheimerFunds, Inc.
Two World Financial Center
225 Liberty Street, 11th Floor
New York, NY 10281-1008

October 7, 2009

VIA EDGAR

Securities and Exchange Commission

Mail Stop 0-7, Filer Support

6432 General Green Way

Alexandria, VA 22312

Re:     Oppenheimer Main Street Small Cap Fund (the "Registrant")

     Reg. No. 333-78269; File No. 811-09333

To the Securities and Exchange Commission:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Securities Act"), I hereby represent that the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in Post-Effective Amendment No. 16 to the Registrant’s Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on October 2, 2009.

Sincerely,

/s/     John Okray

John Okray
Vice President & Assistant Counsel
Phone: 212-323-5983

Email: jokray@oppeneheimerfunds.com

cc:     K&L Gates LLP

     Gloria LaFond

     Taylor V. Edwards
     Nancy Vann